CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY	12 Months Ended
Dec. 31, 2019
CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY
CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY

23.  CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY

The Company performed a test on the restricted net assets of the consolidated subsidiaries and VIEs in accordance with Securities and Exchange Commission Regulation S-X Rule 4-08 (e) (3), “General Notes to Financial Statements” and concluded that it was applicable for the Company to disclose the financial information for the parent company only.

The subsidiaries did not pay any dividend to the Company for the periods presented. Certain information and note disclosures generally included in the financial statements prepared in accordance with U.S. GAAP have been condensed and omitted. The note disclosures contain supplemental information relating to the operations of the Company, as such, these statements should be read in conjunction with the notes to the consolidated financial statements of the Company.

As of December 31, 2019, the Company did not have significant capital commitments and other significant commitments, or guarantees, except for those which have been separately disclosed in the consolidated financial statements.

The following is the condensed financial information of the Company on a parent company only basis.

Condensed balance sheets

	As of	As of	As of	As of
	December 31,	December 31,	December 31,	December 31,
	2017	2018	2019	2019
	RMB	RMB	RMB	US$

ASSETS
Current assets:
Cash and cash equivalents	1,304	12,338	6,116	879
Other current assets	20,257	7,348	9,101	1,307
Amounts due from intergroup companies	400,659	506,418	515,160	73,998

Total current assets	422,220	526,104	530,377	76,184

Non-current assets:
Investment in subsidiaries and VIEs	1,060,273	605,167	62,087	8,918
Property and equipment, net	241	167	82	12

Total non-current assets	1,060,514	605,334	62,169	8,930

TOTAL ASSETS	1,482,734	1,131,438	592,546	85,114

	As of	As of	As of	As of
	December 31,	December 31,	December 31,	December 31,
	2017	2018	2019	2019
	RMB	RMB	RMB	US$
LIABILITIES AND SHAREHOLDERS’ EQUITY
Current liabilities:
Accrued payroll and welfare payable	544	369	390	56
Accrued expenses and other liabilities	68,015	9,452	3,139	451
Amounts due to intergroup companies	4,401	5,012	4,561	655

Total current liabilities	72,960	14,833	8,090	1,162

TOTAL LIABILITIES	72,960	14,833	8,090	1,162

Shareholders’ equity:
Class A Ordinary shares, par value US$0.00005 per share, 700,000,000 shares authorized as of December 31, 2017, 2018 and 2019; 333,787,552, 350,804,532 and 420,001,792 shares issued and outstanding as of December 31, 2017, 2018 and 2019, respectively	115	121	145	21
Class B Ordinary shares, par value US$0.00005 per share; 300,000,000 shares authorized as of December 31, 2017, 2018 and 2019; 74,400,299, 74,400,299 and 10,000,099 shares issued and outstanding as of December 31, 2017, 2018 and 2019, respectively	28	28	6	1
Additional paid-in capital	2,295,111	2,431,924	2,547,293	365,896
Treasury shares	(143,780)	(143,780)	(143,780)	(20,653)
Accumulated other comprehensive income	116,051	137,736	141,484	20,323
Accumulated deficit and statutory reserve	(857,751)	(1,309,424)	(1,960,692)	(281,636)

Total shareholder’s equity	1,409,774	1,116,605	584,456	83,952

TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY	1,482,734	1,131,438	592,546	85,114

Condensed statements of comprehensive loss

	For the years ended December 31,
	2017	2018	2019	2019
	RMB	RMB	RMB	US$

Net revenues	—	—	—	—
Operating expenses:
Sales and marketing	(497)	(1,784)	(57)	(8)
General and administrative	(68,260)	(177,455)	(29,437)	(4,228)

Total operating expenses	(68,757)	(179,239)	(29,494)	(4,236)

Operating loss	(68,757)	(179,239)	(29,494)	(4,236)
Interest income	4,818	2	122	18
Equity in loss of subsidiaries and VIEs	(253,160)	(272,436)	(621,896)	(89,331)

Loss before income tax	(317,099)	(451,673)	(651,268)	(93,549)
Income tax benefit	—	—	—	—

Net loss	(317,099)	(451,673)	(651,268)	(93,549)

Other comprehensive income
Foreign currency translation gain (loss)	(55,805)	21,685	7,734	1,110
Unrealized loss on available for sale investments	(733)	—	—	—
Share of other comprehensive loss from an equity method investee	—	—	(3,986)	(573)
Comprehensive loss	(373,637)	(429,988)	(647,520)	(93,012)

Condensed statements of cash flows

	For the years ended December 31,
	2017	2018	2019	2019
	RMB	RMB	RMB	US$

Net cash used in operating activities	(270,965)	(91,547)	(29,759)	(4,275)
Net cash provided by (used in) investing activities	3,065	(56,941)	(58,359)	(8,383)
Net cash (used in) provided by financing activities	(11,945)	159,456	81,693	11,734
Effect of exchange rate changes on cash and cash equivalents	(60,522)	66	203	31
Net (decrease) increase in cash and cash equivalents	(340,367)	11,034	(6,222)	(893)
Cash and cash equivalents at beginning of the year	341,671	1,304	12,338	1,772
Cash and cash equivalents at end of the year	1,304	12,338	6,116	879

Basis of presentation

Condensed financial information is used for the presentation of the Company, or the parent company. The condensed financial information of the parent company has been prepared using the same accounting policies as set out in the Group’s consolidated financial statements except that the parent company used the equity method to account for its investment in its subsidiaries and VIEs.

The parent company records its investment in its subsidiaries and VIEs under the equity method of accounting as prescribed in ASC 323, “Investments-Equity Method and Joint Ventures”. Such investments are presented on the condensed balance sheets as “Investment in subsidiaries and VIEs” and their respective profit or loss as “Equity in profits (losses) of subsidiaries and VIEs” on the condensed statements of comprehensive income (loss). Equity method accounting ceases when the carrying amount of the investment, including any additional financial support, in a subsidiary and VIEs is reduced to zero unless the parent company has guaranteed obligations of the subsidiary and VIEs or is otherwise committed to provide further financial support. If the subsidiary and VIEs subsequently reports net income, the parent company shall resume applying the equity method only after its share of that net income equals the share of net losses not recognized during the period the equity method was suspended.

The parent company’s condensed financial information should be read in conjunction with the Group’s consolidated financial statements.